Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
November 30, 2025
STP-NPRT1-0126
1.813036.121
Asset-Backed Securities - 15.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2038 (b)(c)(d)	1,250,400	1,250,351
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	4,566,000	4,564,630
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	5,829,000	5,830,702
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	5,926,000	5,923,867
TOTAL BAILIWICK OF JERSEY		17,569,550
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	1,537,467	1,546,208
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	314,453	318,553
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	675,443	682,653
TOTAL CANADA		2,547,414
GRAND CAYMAN (UK OVERSEAS TER) - 3.7%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 4.8816% 10/17/2037 (b)(c)(d)	945,000	945,048
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2034 (b)(c)(d)	7,410,000	7,406,651
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.0074% 4/22/2035 (b)(c)(d)	3,800,000	3,795,755
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2035 (b)(c)(d)	7,440,000	7,447,581
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	5,400,000	5,401,409
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	5,196,000	5,185,665
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	9,930,000	9,943,238
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.0318% 11/16/2034 (b)(c)(d)	3,421,237	3,422,052
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	5,000,000	4,998,635
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	5,168,000	5,170,729
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	5,515,000	5,516,434
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	5,183,000	5,192,635
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 4.9185% 5/21/2034 (b)(c)(d)	4,880,000	4,880,185
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	7,430,000	7,428,886
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	751,960	752,201
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	2,143,280	2,144,223
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	3,071,000	3,070,929
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.0962% 7/15/2030 (b)(c)(d)	1,730,990	1,731,646
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(d)	261,000	205,763
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	4,340,000	4,348,576
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)	5,533,669	5,538,184
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		94,526,425
UNITED STATES - 11.2%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	674,366	674,742
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	1,078,519	1,080,520
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	5,875,000	5,880,635
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	861,996	867,452
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	3,598,431	3,633,943
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	1,517,526	1,529,268
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	2,282,799	2,296,252
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	533,000	543,569
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	500,000	501,324
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	955,000	970,921
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	3,265,000	3,265,916
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,550,000	3,586,768
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	2,583,905	2,591,089
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	370,405	373,148
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	4,280,608	4,330,421
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	4,260,000	4,295,691
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	897,274	908,052
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	2,474,817	2,491,686
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	795,000	804,543
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	3,341,000	3,378,807
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	3,695,000	3,720,095
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	907,848	915,996
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	4,136,000	4,184,018
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	5,082,000	5,129,035
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	2,094,552	2,105,257
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,154,723	1,162,619
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 7/25/2034 (c)(d)	95,784	95,196
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	2,938,764	2,963,054
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,022,130	1,010,921
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	574,607	576,237
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	1,402,346	1,410,403
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	1,709,951	1,721,768
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,134,000	1,141,884
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	420,799	425,247
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	341,000	348,211
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,090,000	2,108,487
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	72,090	72,107
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	639,793	640,955
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	859,462	870,929
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	3,313,448	3,338,309
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	3,645,000	3,694,655
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,358,000	1,371,676
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	3,480,000	3,538,656
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	721,000	733,279
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	4,790,000	4,811,044
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	6,442,000	6,448,365
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	3,500,000	3,493,546
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	2,433,793	2,449,310
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	2,375,000	2,400,991
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	5,336,000	5,426,839
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,960,000	4,016,159
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,000,000	2,028,134
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	118,089	118,026
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	3,536,579	3,570,435
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	4,011,485	4,022,045
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,812,000	5,849,199
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,810,000	5,890,719
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,320,000	1,338,608
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	455,209	456,648
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	6,177,365	6,235,507
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	1,076,056	1,077,498
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	1,897,000	1,906,824
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	2,900,992	2,928,215
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,145,000	1,154,176
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	6,694,000	6,747,962
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	937,000	952,567
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	345,608	346,172
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,209,000	1,221,004
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	5,758,000	5,767,636
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	1,928,328	1,954,202
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	812,019	817,363
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	2,057,731	2,072,970
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,023,000	2,047,906
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	163,468	163,304
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	3,390,000	3,400,667
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	1,535,000	1,537,019
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	1,900,000	1,883,700
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	1,186,155	1,195,646
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	4,463,000	4,470,304
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	427,636	428,677
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	960,000	960,280
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	1,427,747	1,433,174
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,350,000	1,353,486
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	953,799	959,033
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	865,701	867,543
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	3,725,180	3,749,280
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	1,566,772	1,574,802
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	602,845	608,869
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	1,460,470	1,463,562
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	4,785,000	4,813,954
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (c)(d)	131,336	140,567
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,753,920	2,774,209
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	1,529,494	1,534,502
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	3,008,197	3,039,289
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	655,122	656,112
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	489,089	490,996
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	421,748	423,492
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	1,231,657	1,239,491
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	1,800,000	1,815,007
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,700,000	5,780,841
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	3,970,797	4,015,615
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	1,875,854	1,884,766
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	5,720,000	5,786,607
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	460,000	461,563
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	5,860,000	5,938,131
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	5,000,000	5,044,615
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	2,422,543	2,452,321
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	3,565,468	3,605,558
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,276,041	1,286,493
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	3,833,678	3,864,856
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	7,410,000	7,463,259
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	3,157,494	3,190,169
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	5,382,064	5,410,762
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	2,815,000	2,840,703
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	3,458,000	3,477,756
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	2,588,000	2,606,208
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	1,050,000	1,050,085
TOTAL UNITED STATES		283,971,084
TOTAL ASSET-BACKED SECURITIES (Cost $396,179,683)		398,614,473

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $8,200,000)	8,200,000	8,226,091

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	3,332,811	3,031,702
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	500,211	493,934
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	248,090	247,036
CSMC Trust Series 2021-RPL9 Class A1, 3.8742% 2/25/2061 (b)(c)	5,233,281	5,255,994
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	18,987	19,372
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.4863% 5/25/2045 (c)(d)	1,344,874	1,337,343
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.5363% 7/25/2046 (c)(d)	1,378,836	1,375,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	179,326	179,283
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,650,232	1,537,960
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	4,103,759	4,107,566
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	996,602	946,517
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	52,153	51,938
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	67,609	66,701
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	921,370	901,861
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	2,138,432	2,091,921
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	1,097	1,027
TOTAL UNITED STATES		21,645,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,998,640)		21,645,526

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	5,380,000	5,400,152
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,681,170	1,599,568
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	1,578,025	1,552,832
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	4,272,000	4,237,387
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	961,162	961,162
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	1,308,000	1,307,999
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	3,458,840	3,458,839
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	2,247,213	2,248,614
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	3,704,000	3,697,118
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	946,975	945,204
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	1,170,674	1,170,674
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	500,859	497,549
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	2,531,450	2,531,450
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	4,856,061	4,846,956
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	2,814,044	2,810,554
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	2,417,978	2,411,987
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	2,200,371	2,201,059
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	1,613,000	1,609,855
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	7,376,810	6,297,348
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	4,310,257	3,518,284
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,769,951	1,748,862
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	3,365,000	3,370,251
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (b)(c)	2,119,814	2,097,676
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)	1,251,397	1,214,131
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	4,992,000	4,811,962
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	1,937,000	1,932,782
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	2,821,024	2,818,388
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	1,947,000	1,946,999
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	139,155	138,910
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	1,942,154	1,949,225
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	2,435,000	2,435,101
TOTAL UNITED STATES		77,768,878
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $79,957,425)		77,768,878

Non-Convertible Corporate Bonds - 36.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 3.875% 10/27/2027 (b)	4,894,000	4,870,021
Glencore Funding LLC 4.907% 4/1/2028 (b)	1,635,000	1,664,836
Glencore Funding LLC 5.338% 4/4/2027 (b)	6,000,000	6,095,623

TOTAL AUSTRALIA		12,630,480
CANADA - 1.9%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	5,162,000	5,177,008
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy Inc 4.25% 4/15/2027	4,500,000	4,519,554
Enbridge Inc 4.2% 11/20/2028	3,468,000	3,476,729
Enbridge Inc 4.25% 12/1/2026	4,900,000	4,908,083
Enbridge Inc 4.6% 6/20/2028	897,000	906,904
Enbridge Inc 5.25% 4/5/2027	2,921,000	2,959,817
Enbridge Inc 5.9% 11/15/2026	2,514,000	2,553,605
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,401,000	1,411,683
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,900,000	4,913,195
		25,649,570
Financials - 0.7%
Banks - 0.7%
Bank of Montreal 4.567% 9/10/2027 (c)	6,447,000	6,469,796
National Bank of Canada 4.95% 2/1/2028 (c)	5,744,000	5,801,989
Toronto Dominion Bank 4.98% 4/5/2027	5,000,000	5,064,303
		17,336,088
TOTAL CANADA		48,162,666
DENMARK - 0.4%
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	4,808,000	4,813,036
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	5,200,000	5,283,404

TOTAL DENMARK		10,096,440
FRANCE - 1.1%
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	7,400,000	7,484,258
BPCE SA 5.203% 1/18/2027 (b)	6,000,000	6,073,587
Credit Agricole SA 5.134% 3/11/2027 (b)	5,000,000	5,070,216
Societe Generale SA 5.249% 5/22/2029 (b)(c)	7,410,000	7,556,270
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,599,000	1,637,648

TOTAL FRANCE		27,821,979
GERMANY - 2.5%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	6,000,000	6,075,917
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	7,100,000	7,161,409
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	6,200,000	6,272,350
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	8,500,000	8,641,245
		28,150,921
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	6,900,000	7,046,265
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	7,100,000	7,217,621
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	4,610,000	4,833,007
		19,096,893
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance LLC 6.125% 11/21/2026 (b)	7,600,000	7,725,232
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	2,102,000	2,133,325
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	5,000,000	5,047,523
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,874,000	1,903,647
		9,084,495
TOTAL GERMANY		64,057,541
IRELAND - 1.0%
Financials - 0.7%
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	5,724,000	5,701,014
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	7,000,000	7,134,183
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	5,163,000	5,310,617
		18,145,814
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	7,607,000	7,696,717
TOTAL IRELAND		25,842,531
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 4.125% 9/30/2028 (b)	2,021,000	2,022,463
Enel Finance International NV 5.125% 6/26/2029 (b)	5,800,000	5,962,695

TOTAL ITALY		7,985,158
JAPAN - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	340,000	342,564
NTT Finance Corp 4.62% 7/16/2028 (b)	344,000	348,799
		691,363
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	3,380,000	3,444,177
Financials - 0.3%
Banks - 0.3%
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	5,000,000	5,172,956
TOTAL JAPAN		9,308,496
NETHERLANDS - 0.8%
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	4,700,000	4,778,694
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	4,859,000	4,904,605
ING Groep NV 4.858% 3/25/2029 (c)	5,010,000	5,087,459
		14,770,758
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	5,000,000	4,929,071
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,669,000	1,673,867
		6,602,938
TOTAL NETHERLANDS		21,373,696
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 1.75% 1/22/2026	1,409,000	1,404,368
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.365% 7/15/2028 (c)	2,600,000	2,650,338
UNITED KINGDOM - 4.0%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	4,991,355
BAT Capital Corp 3.557% 8/15/2027	5,000,000	4,951,732
BAT International Finance PLC 1.668% 3/25/2026	6,714,000	6,660,592
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	2,331,000	2,353,008
		18,956,687
Financials - 3.2%
Banks - 3.0%
Barclays PLC 5.086% 2/25/2029 (c)	7,000,000	7,132,279
Barclays PLC 5.674% 3/12/2028 (c)	5,800,000	5,905,261
Barclays PLC 5.829% 5/9/2027 (c)	6,500,000	6,544,253
Barclays PLC 6.496% 9/13/2027 (c)	3,000,000	3,051,275
HSBC Holdings PLC 4.899% 3/3/2029 (c)	5,160,000	5,237,594
HSBC Holdings PLC 5.597% 5/17/2028 (c)	7,000,000	7,138,668
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,466,000	4,726,710
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	4,389,000	4,459,271
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	4,715,000	4,893,836
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,142,000	3,179,869
NatWest Group PLC 4.892% 5/18/2029 (c)	4,786,000	4,868,515
NatWest Group PLC 5.847% 3/2/2027 (c)	5,500,000	5,520,867
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.0459% 5/23/2029 (c)(d)	7,400,000	7,435,084
NatWest Markets PLC 5.416% 5/17/2027 (b)	5,000,000	5,100,659
		75,194,141
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,100,000	6,219,326
TOTAL FINANCIALS		81,413,467

Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	2,027,000	2,050,618
TOTAL UNITED KINGDOM		102,420,772
UNITED STATES - 22.9%
Communication Services - 0.3%
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,939,003
Warnermedia Holdings Inc 3.755% 3/15/2027	2,781,000	2,751,396
		6,690,399
Consumer Discretionary - 1.8%
Automobiles - 1.5%
General Motors Financial Co Inc 1.25% 1/8/2026	6,779,000	6,757,289
General Motors Financial Co Inc 4.2% 10/27/2028	2,836,000	2,837,707
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,020,943
General Motors Financial Co Inc 5.4% 5/8/2027	8,000,000	8,131,583
General Motors Financial Co Inc 5.8% 1/7/2029	3,000,000	3,126,350
Hyundai Capital America 4.875% 6/23/2027 (b)	6,170,000	6,233,531
Hyundai Capital America 5.45% 6/24/2026 (b)	4,103,000	4,130,186
		36,237,589
Specialty Retail - 0.3%
AutoNation Inc 4.45% 1/15/2029	6,360,000	6,377,359
O'Reilly Automotive Inc 5.75% 11/20/2026	1,815,000	1,842,987
		8,220,346
TOTAL CONSUMER DISCRETIONARY		44,457,935

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.6% 3/1/2028 (b)	5,121,000	5,187,045
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	3,430,000	3,438,536
Campbell's Company/The 5.3% 3/20/2026	1,345,000	1,349,342
		4,787,878
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	7,400,000	7,430,028
TOTAL CONSUMER STAPLES		17,404,951

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
DCP Midstream Operating LP 5.625% 7/15/2027	7,382,000	7,531,967
Diamondback Energy Inc 5.2% 4/18/2027	6,312,000	6,399,575
MPLX LP 1.75% 3/1/2026	10,071,000	10,006,493
Occidental Petroleum Corp 5% 8/1/2027	4,131,000	4,206,515
ONEOK Inc 4.25% 9/24/2027	585,000	586,376
Targa Resources Corp 4.35% 1/15/2029	636,000	638,140
Williams Cos Inc/The 5.4% 3/2/2026	1,346,000	1,350,689
		30,719,755
Financials - 14.4%
Banks - 7.1%
Bank of America Corp 4.623% 5/9/2029 (c)	7,400,000	7,500,973
Bank of America Corp 4.948% 7/22/2028 (c)	4,798,000	4,865,486
Bank of America Corp 4.979% 1/24/2029 (c)	10,000,000	10,186,940
Bank of America Corp 5.08% 1/20/2027 (c)	6,000,000	6,005,866
Bank of America Corp 5.933% 9/15/2027 (c)	5,000,000	5,069,747
Citigroup Inc 3.52% 10/27/2028 (c)	4,947,000	4,895,827
Citigroup Inc 4.075% 4/23/2029 (c)	8,264,000	8,259,319
Citigroup Inc 4.786% 3/4/2029 (c)	5,900,000	5,983,405
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,500,000	5,776,206
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	6,000,000	6,054,465
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	10,500,000	10,639,438
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	5,000,000	5,074,894
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	6,000,000	6,061,534
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,988,000	4,067,544
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	6,100,000	6,203,925
Morgan Stanley Bank NA 4.754% 4/21/2026	4,007,000	4,014,043
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	3,606,000	3,674,147
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	7,600,000	7,612,875
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	7,430,000	7,475,633
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	7,000,000	7,038,628
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	2,594,000	2,629,286
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	4,674,000	4,845,839
Santander Holdings USA Inc 3.244% 10/5/2026	8,000,000	7,943,989
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	1,921,000	1,936,333
Truist Financial Corp 4.873% 1/26/2029 (c)	4,813,000	4,887,411
US Bancorp 4.653% 2/1/2029 (c)	4,845,000	4,905,173
Wells Fargo & Co 4.808% 7/25/2028 (c)	7,230,000	7,307,855
Wells Fargo & Co 4.9% 1/24/2028 (c)	4,725,000	4,765,436
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,962,000	6,078,958
Wells Fargo & Co 5.707% 4/22/2028 (c)	7,000,000	7,149,016
		178,910,191
Capital Markets - 3.2%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	5,046,000	4,981,682
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	4,994,000	5,018,212
Athene Global Funding 4.95% 1/7/2027 (b)	5,770,000	5,815,688
Athene Global Funding 5.339% 1/15/2027 (b)	3,816,000	3,865,381
Athene Global Funding 5.516% 3/25/2027 (b)	5,000,000	5,072,202
Bank of New York Mellon 4.729% 4/20/2029 (c)	2,373,000	2,415,064
Blackstone Private Credit Fund 7.3% 11/27/2028	6,500,000	6,910,322
Equitable America Global Funding 4.65% 6/9/2028 (b)	2,864,000	2,895,286
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	7,314,000	7,361,690
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	7,400,000	7,481,160
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	2,301,000	2,284,283
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	3,108,000	3,123,750
Intercontinental Exchange Inc 3.625% 9/1/2028	6,250,000	6,189,734
LPL Holdings Inc 4.9% 4/3/2028	2,589,000	2,625,889
Morgan Stanley 4.21% 4/20/2028 (c)	6,100,000	6,109,335
Morgan Stanley 4.994% 4/12/2029 (c)	4,410,000	4,498,019
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	5,099,000	5,179,480
		81,827,177
Consumer Finance - 2.0%
Ally Financial Inc 4.75% 6/9/2027	4,814,000	4,839,459
American Express Co 4.731% 4/25/2029 (c)	6,100,000	6,201,298
American Express Co 5.098% 2/16/2028 (c)	5,000,000	5,063,979
American Express Co 5.389% 7/28/2027 (c)	5,000,000	5,044,336
Capital One Financial Corp 5.468% 2/1/2029 (c)	4,767,000	4,892,817
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,000,000	6,151,646
Ford Motor Credit Co LLC 5.8% 3/5/2027	6,000,000	6,072,058
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,000,000	3,041,580
Ford Motor Credit Co LLC 6.95% 6/10/2026	9,500,000	9,597,365
		50,904,538
Financial Services - 0.5%
Corebridge Global Funding 4.65% 8/20/2027 (b)	2,048,000	2,067,998
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,835,000	2,879,555
Equitable Holdings Inc 4.35% 4/20/2028	1,604,000	1,609,997
Global Payments Inc 4.5% 11/15/2028	5,772,000	5,791,276
		12,348,826
Insurance - 1.6%
Aon North America Inc 5.125% 3/1/2027	7,000,000	7,083,089
Arthur J Gallagher & Co 4.6% 12/15/2027	3,843,000	3,880,182
Brown & Brown Inc 4.6% 12/23/2026	2,321,000	2,331,708
Brown & Brown Inc 4.7% 6/23/2028	1,293,000	1,305,513
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	4,424,000	4,449,842
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	5,492,000	5,534,664
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	7,511,000	7,667,747
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	2,058,000	2,060,192
RGA Global Funding 4.35% 8/25/2028 (b)	7,440,000	7,468,525
		41,781,462
TOTAL FINANCIALS		365,772,194

Health Care - 0.9%
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	2,610,000	2,433,175
CVS Health Corp 4.3% 3/25/2028	4,900,000	4,913,586
CVS Health Corp 5% 2/20/2026	7,000,000	7,007,512
HCA Inc 5% 3/1/2028	3,024,000	3,082,100
Icon Investments Six DAC 5.809% 5/8/2027	5,706,000	5,819,050
		23,255,423
Industrials - 0.7%
Aerospace & Defense - 0.5%
Boeing Co 5.04% 5/1/2027	5,000,000	5,049,152
Boeing Co 6.259% 5/1/2027	513,000	527,018
L3Harris Technologies Inc 5.4% 1/15/2027	6,250,000	6,343,733
		11,919,903
Machinery - 0.2%
Ingersoll Rand Inc 5.197% 6/15/2027	6,900,000	7,007,418
TOTAL INDUSTRIALS		18,927,321

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	7,300,000	7,399,819
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 5.05% 7/12/2027	7,000,000	7,119,106
Software - 0.7%
Oracle Corp 4.8% 8/3/2028	7,000,000	7,068,620
Roper Technologies Inc 4.25% 9/15/2028	5,455,000	5,480,637
VMware LLC 3.9% 8/21/2027	5,000,000	4,991,533
		17,540,790
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,790,000	2,802,266
TOTAL INFORMATION TECHNOLOGY		34,861,981

Materials - 0.2%
Construction Materials - 0.2%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	2,200,000	2,212,909
Amrize Finance US LLC 4.7% 4/7/2028 (b)	1,589,000	1,608,652
		3,821,561
Real Estate - 0.2%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	409,000	413,489
Specialized REITs - 0.2%
American Tower Corp 5.5% 3/15/2028	4,700,000	4,836,497
TOTAL REAL ESTATE		5,249,986

Utilities - 1.1%
Electric Utilities - 0.6%
FirstEnergy Corp 1.6% 1/15/2026	747,000	743,906
Jersey Central Power & Light Co 4.15% 1/15/2029 (b)	4,155,000	4,157,156
Monongahela Power Co 3.55% 5/15/2027 (b)	5,000,000	4,964,691
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,361,000	3,396,573
Pinnacle West Capital Corp 4.9% 5/15/2028	1,155,000	1,174,830
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,584,000	1,597,703
		16,034,859
Multi-Utilities - 0.5%
DTE Energy Co 4.95% 7/1/2027	6,668,000	6,749,249
NiSource Inc 5.25% 3/30/2028	4,800,000	4,924,468
		11,673,717
TOTAL UTILITIES		27,708,576

TOTAL UNITED STATES		578,870,082
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $901,353,146)		912,624,547

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	362,764	367,628
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	184,575	187,050
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	495,951	502,601
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (e)	3,314,043	3,310,842
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	686,113	709,032
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	92	96
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 6/1/2027	746	760
Freddie Mac Gold Pool 8.5% 7/1/2028	71	72
Freddie Mac Gold Pool 8.5% 8/1/2026	101	102
Freddie Mac Gold Pool 8.5% 8/1/2027	1,620	1,655
Freddie Mac Gold Pool 8.5% 8/1/2027	175	178
Ginnie Mae I Pool 7% 1/15/2028	581	585
Ginnie Mae I Pool 7% 1/15/2028	162	164
Ginnie Mae I Pool 7% 1/15/2029	1,244	1,263
Ginnie Mae I Pool 7% 1/15/2029	244	248
Ginnie Mae I Pool 7% 1/15/2031	375	386
Ginnie Mae I Pool 7% 1/15/2032	257	263
Ginnie Mae I Pool 7% 10/15/2028	936	954
Ginnie Mae I Pool 7% 10/15/2028	619	630
Ginnie Mae I Pool 7% 10/15/2028	100	102
Ginnie Mae I Pool 7% 11/15/2027	126	128
Ginnie Mae I Pool 7% 11/15/2028	1,357	1,385
Ginnie Mae I Pool 7% 11/15/2028	364	370
Ginnie Mae I Pool 7% 12/15/2028	245	248
Ginnie Mae I Pool 7% 12/15/2028	184	187
Ginnie Mae I Pool 7% 12/15/2029	189	193
Ginnie Mae I Pool 7% 2/15/2028	57	57
Ginnie Mae I Pool 7% 2/15/2030	2,039	2,096
Ginnie Mae I Pool 7% 2/15/2031	230	237
Ginnie Mae I Pool 7% 2/15/2032	296	307
Ginnie Mae I Pool 7% 3/15/2031	511	527
Ginnie Mae I Pool 7% 3/15/2031	212	219
Ginnie Mae I Pool 7% 3/15/2031	112	115
Ginnie Mae I Pool 7% 3/15/2032	1,123	1,159
Ginnie Mae I Pool 7% 3/15/2032	580	601
Ginnie Mae I Pool 7% 4/15/2028	2,692	2,716
Ginnie Mae I Pool 7% 4/15/2028	222	223
Ginnie Mae I Pool 7% 4/15/2028	170	173
Ginnie Mae I Pool 7% 4/15/2029	724	737
Ginnie Mae I Pool 7% 4/15/2029	69	71
Ginnie Mae I Pool 7% 4/15/2032	940	971
Ginnie Mae I Pool 7% 4/15/2032	588	608
Ginnie Mae I Pool 7% 5/15/2029	579	589
Ginnie Mae I Pool 7% 5/15/2031	3,270	3,384
Ginnie Mae I Pool 7% 5/15/2032	441	453
Ginnie Mae I Pool 7% 6/15/2028	447	453
Ginnie Mae I Pool 7% 6/15/2028	278	283
Ginnie Mae I Pool 7% 6/15/2029	21	20
Ginnie Mae I Pool 7% 6/15/2032	2,114	2,185
Ginnie Mae I Pool 7% 6/15/2032	936	973
Ginnie Mae I Pool 7% 6/15/2032	774	804
Ginnie Mae I Pool 7% 7/15/2028	3,212	3,259
Ginnie Mae I Pool 7% 7/15/2028	652	663
Ginnie Mae I Pool 7% 7/15/2028	226	229
Ginnie Mae I Pool 7% 7/15/2029	798	817
Ginnie Mae I Pool 7% 7/15/2029	250	256
Ginnie Mae I Pool 7% 7/15/2031	2,202	2,268
Ginnie Mae I Pool 7% 7/15/2031	548	561
Ginnie Mae I Pool 7% 8/15/2028	2,584	2,632
Ginnie Mae I Pool 7% 8/15/2028	937	954
Ginnie Mae I Pool 7% 8/15/2028	183	187
Ginnie Mae I Pool 7% 8/15/2032	15,364	15,862
Ginnie Mae I Pool 7% 8/15/2032	1,048	1,090
Ginnie Mae I Pool 7% 8/15/2032	238	247
Ginnie Mae I Pool 7% 9/15/2028	1,492	1,516
Ginnie Mae I Pool 7% 9/15/2028	288	291
TOTAL UNITED STATES		5,137,919
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,413,206)		5,137,919

U.S. Treasury Obligations - 42.8%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.49 to 3.60	188,901,900	188,311,582
US Treasury Notes 3.5% 10/31/2027	3.58	265,929,900	265,867,571
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.62	146,559,400	147,063,198
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	142,474,000	143,681,689
US Treasury Notes 4% 12/15/2027	3.96 to 4.28	97,833,300	98,801,077
US Treasury Notes 4.25% 3/15/2027	3.58	37,286,100	37,594,876
US Treasury Notes 4.5% 4/15/2027	4.56	20,275,600	20,523,500
US Treasury Notes 4.625% 9/30/2028	3.71 to 3.89	176,816,300	182,189,857
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,079,019,644)			1,084,033,350

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $87,778,234)	4.02	87,760,681	87,778,234

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $2,579,899,978)	2,595,829,018
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(60,270,992)
NET ASSETS - 100.0%	2,535,558,026

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,409	3/31/2026	294,271,852	154,979	154,979

The notional amount of futures purchased as a percentage of Net Assets is 11.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $609,239,129 or 24.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,956,713.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,884,754	238,415,184	171,521,398	473,520	(306)	-	87,778,234	87,760,681	0.2%
Total	20,884,754	238,415,184	171,521,398	473,520	(306)	-	87,778,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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